Other receivables and prepayments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Statements [Line Items]
Deposits	¥ 7,344		¥ 7,603
Prepayment for goods and service	59,058		27,568
Prepayment for rental expenses	536		694
Others	31,431		7,032
Other receivables and prepayments	97,895	$ 15,361	42,420
Gross
Statements [Line Items]
Other receivables and prepayments	98,369		42,897
Accumulated depreciation
Statements [Line Items]
Other receivables and prepayments	¥ (474)		¥ (477)